Shareholder Report, Average Annual Return (Details) 197334_Performance Trust Short Term Bond ETF_TF_TSR Annual {TF}	12 Months Ended	29 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Performance Trust Short Term Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Performance Trust Short Term Bond ETF NAV
Average Annual Return, Percent	4.04%	5.37%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	4.22%
Bloomberg U.S. Aggregate 1-3 Year Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Index (USD)
Average Annual Return, Percent	2.77%	4.47%